Common Stock, Additional Paid-In Capital and Dividends, Equity Distribution Agreement (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Apr. 15, 2022
Equity Distribution Agreement [Abstract]
Proceeds from issuance of common stock		$ 9,217	$ 0
ATM [Member]
Equity Distribution Agreement [Abstract]
Common stock that can be sold under ATM				$ 19,700
Percentage fee charged by Maxim under ATM	2.00%	2.00%
Proceeds from issuance of common stock	$ 2,025
Common shares issued (in shares)	129,442
Expenses related to equity distribution agreement	$ 81